Property, plant and equipment, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Less: accumulated depreciation	¥ (270,453)	¥ (153,522)
Net book value	1,296,196	194,560
Computers and servers [Member]
Property, Plant and Equipment, Gross	150,593	129,842
Automobiles for Group uses [Member]
Property, Plant and Equipment, Gross	35,805	29,436
Automobiles for operating leases [Member]
Property, Plant and Equipment, Gross	1,267,556	84,318
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross	14,101	9,745
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	¥ 98,594	¥ 94,741